Warrants (Details 3) - Warrants One [Member]	12 Months Ended
Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	0.30%
Expected life	1 year 3 months 18 days
Expected volatility	131.00%